Financial instruments by category - Disclosure of Financial Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Financial assets	€ 391,528	€ 469,636
Other investments
Disclosure of financial assets [line items]
Financial assets	4,995	7,051
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	15,900	14,207
Trade receivables
Disclosure of financial assets [line items]
Financial assets	248,227	191,469
Other current receivables
Disclosure of financial assets [line items]
Financial assets	34,944	16,363
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	87,462	240,546
At amortized cost
Disclosure of financial assets [line items]
Financial assets	382,337	460,078
At amortized cost | Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	13,388	11,807
At amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	248,227	191,469
At amortized cost | Other current receivables
Disclosure of financial assets [line items]
Financial assets	33,260	16,256
At amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	87,462	240,546
At FVPL
Disclosure of financial assets [line items]
Financial assets	2,556	2,507
At FVPL | Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	2,512	2,400
At FVPL | Other current receivables
Disclosure of financial assets [line items]
Financial assets	44	107
At FVOCI
Disclosure of financial assets [line items]
Financial assets	6,635	7,051
At FVOCI | Other investments
Disclosure of financial assets [line items]
Financial assets	4,995	€ 7,051
At FVOCI | Other current receivables
Disclosure of financial assets [line items]
Financial assets	€ 1,640